INCOME TAXES (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Tax Expenses	$ 17,417,528	$ 7,357,623	$ 1,786,092
Deferred Tax Expenses (Benefit)	(85,302)	466	(648,271)
Total	$ 17,332,226	$ 7,358,089	$ 1,137,821